Loans and Leases - Components (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and leases
Loans and leases	$ 11,396,555	$ 10,722,030	$ 10,023,590
Unearned income, including net deferred loan costs	21,900	17,200	13,900
Residential real estate loans pledged to collateralize the borrowing capacity at the FHLB	2,000,000	2,500,000
Consumer and commercial and industrial loans pledged to collateralize the borrowing capacity at the FRB	935,600	814,200
Real estate
Loans and leases
Loans and leases	6,474,867	6,064,335	5,855,547
Commercial and Industrial
Loans and leases
Loans and leases	3,265,291	3,057,455	2,697,142
Commercial Real Estate
Loans and leases
Loans and leases	2,311,874	2,164,448	2,047,465
Commercial Real Estate | Real estate
Loans and leases
Loans and leases	2,311,874	2,164,448	2,047,465
Construction
Loans and leases
Loans and leases	475,333	367,460	470,061
Construction | Real estate
Loans and leases
Loans and leases	475,333	367,460	470,061
Residential
Loans and leases
Loans and leases	3,687,660	3,532,427	3,338,021
Real estate loans in the process of foreclosure	4,000	11,300
Residential | Real estate
Loans and leases
Loans and leases	3,687,660	3,532,427	3,338,021
Consumer
Loans and leases
Loans and leases	1,469,220	1,401,561	1,226,603
Lease Financing
Loans and leases
Loans and leases	$ 187,177	$ 198,679	$ 244,298